AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value, by Contractual Maturity, of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less	$ 1,962
Due after one year through five years	17,482
Due after five years through ten years	6,963
Due after ten years	18,124
Total	44,531
Total	55,653	$ 53,651
Fair Value
Due in one year or less	1,967
Due after one year through five years	17,773
Due after five years through ten years	7,123
Due after ten years	18,066
Total	44,929
Total	56,222
Residential mortgage-backed securities
Amortized Cost
Securities	1,158
Total	1,158	1,288
Fair Value
Securities	1,196
Commercial mortgage-backed securities
Amortized Cost
Securities	3,796
Total	3,796	3,259
Fair Value
Securities	3,877
Collateralized debt securities
Amortized Cost
Securities	6,168
Total	6,168	$ 6,020
Fair Value
Securities	$ 6,220